Share-Based Payment Transactions (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Dec. 11, 2017	Aug. 29, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Nov. 30, 2017	Aug. 31, 2017
Share-Based Payment Transactions [Abstract]
Available for grant shares		5,000,000	8,280,475
Weighted average remaining contractual life			4 years 11 months 26 days	5 years 3 months 11 days
Additional share granted		26,000,000
Share option par value			$ 5.6	$ 3.81
Top of range [member]
Share-Based Payment Transactions [Abstract]
Weighted average fair value of share options granted				3.51
Share option par value			0.28	3.46
Bottom Of Range [Member]
Share-Based Payment Transactions [Abstract]
Weighted average fair value of share options granted				0.09
Share option par value			$ 0.13	0.03
ADSs [Member]
Share-Based Payment Transactions [Abstract]
Available for grant shares	49,000	413,750
Share option par value							$ 3.46	$ 4.01
Share option exercised price description			The fair values of the ADS options, which were approved in August and November 2017, were $4.01 and $3.46 per ADS option, respectively. One grantee's grant was valued at $3.24 per ADS option, due to a higher exercise price of $7.10 instead of $5.60 like all other grantees. The fair value of the ADS options, which were approved on December 2017, was $3.81 per ADS option. One grantee's grant (a consultant of the Company) was valued at $3.45 per ADS option, due to a different expiration date. The exercised price is $5.60.
ADSs [Member] | Top of range [member]
Share-Based Payment Transactions [Abstract]
Share option par value			$ 11.20	138.40
ADSs [Member] | Bottom Of Range [Member]
Share-Based Payment Transactions [Abstract]
Share option par value			5.20	$ 1.20
Elran Haberl [Member]
Share-Based Payment Transactions [Abstract]
Other expenses				$ 10
Stock option expenses				41	$ 80	$ 13
Stock option expenses one				$ 4	$ 46
Employees and consultants [Member
Share-Based Payment Transactions [Abstract]
Available for grant shares	1,960,000
Share option par value			$ 3.45
Directors [Member
Share-Based Payment Transactions [Abstract]
Available for grant shares		16,550,000
Stock option expenses one			$ 174